N-2	Jul. 22, 2024
Cover [Abstract]
Entity Central Index Key	0002000645
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No 1 to the Registration Statement on Form N-2 (File Nos. 333-275489 and 811-23915) of Octagon XAI CLO Income Fund (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 1 consists only of a facing page, this explanatory note and Part C of the Registration Statement setting froth exhibits to the Registration Statement. This Post-Effective Amendment No. 1 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 1 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.
Document Type	POS EX
Entity Registrant Name	OCTAGON XAI CLO INCOME FUND
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	374-6930
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	XA Investments LLC
Entity Address, Address Line Two	321 North Clark Street
Entity Address, Address Line Three	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
Contact Personnel Name	Benjamin McCulloch, Esq.